other long-term liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
other long-term liabilities
Contract liabilities	$ 82	$ 61
Other	3	5
Deferred revenues	85	66
Pension benefit liabilities	643	926
Other post-employment benefit liabilities	66	64
Restricted share unit liabilities		17
Derivative liabilities	73	155
Investment in real estate joint ventures	9	12
Other	23	15
Subtotal	899	1,255
Deferred customer activation and connection fees	8	10
Other long-term liabilities	$ 907	$ 1,265